Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 £ / $	Jun. 30, 2024 € / $	Jun. 30, 2023 USD ($)		Jun. 30, 2023 £ / $	Jun. 30, 2023 € / $	Jun. 30, 2022 USD ($) [1]	Jun. 30, 2022 £ / $	Jun. 30, 2022 € / $
Disclosure of associates [line items]
Non-current assets	$ 30,348			$ 29,261	[1]			$ 28,533
Current assets	15,126			15,622	[1]			15,650
Total assets	45,474			44,883	[1]			44,183
Non-current liabilities	(23,536)			(23,581)	[1]			(22,457)
Current liabilities	(9,868)			(9,593)	[1]			(10,215)
Total liabilities	(33,404)			(33,174)	[1]			(32,672)
Net assets	12,070			11,709	[1]			$ 11,511
Closing foreign exchange rate		0.79	0.93			0.79	0.93		0.83	0.96
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	8,772			8,536
Current assets	12,025			11,534
Total assets	20,797			20,070
Non-current liabilities	(2,732)			(2,656)
Current liabilities	(4,285)			(3,982)
Total liabilities	(7,017)			(6,638)
Net assets	$ 13,780			$ 13,432
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / $			0.93				0.93

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.